Note 21 - Financial Instruments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

21. Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Note 11.

(b) Concentration of credit risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, net (included in current and non-current assets), equity method investments and derivative contracts (interest rate swaps, interest rate caps, cross-currency rate swaps, foreign currency contracts, FFAs and bunkers swap agreements). The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ and investees’ financial condition, receives charter hires in advance and generally does not require collateral for its accounts receivable.

(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximates the recorded values, generally due to their variable interest rates. The fair value of other financing arrangements with fixed interest rates discussed in Note 11.B and the term loan with fixed interest rates discussed in Note 11.A.19, the fair value of the interest rate swap agreements, the cross-currency rate swap agreements, the interest rate cap agreements, the foreign currency agreements, the FFAs and the bunker swap agreement discussed in Note 20 are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from publicly available market data and in case there is no such data available, interest rates, yield curves and other items that allow value to be determined.

The fair value of the Company’s other financing arrangements with fixed interest rates discussed in Note 11.B determined through Level 2 of the fair value hierarchy as of December 31, 2022, amounted to $600,416 in the aggregate ($789,687 in the aggregate at December 31, 2021). The fair value of the term loan with fixed interest rates discussed in Note 11.A.19, determined through Level 2 of the fair value hierarchy as of December 31, 2022, amounted to $116,311 ($137,926 at December 31, 2021).The fair value of the Company’s other financing arrangements (Note 11.B ) and the term loan with fixed interest rates discussed in Note 11.A.19, are estimated based on the future swap curves currently available and remaining maturities as well as taking into account the Company’s creditworthiness.

The fair value of the interest rate swap agreements, cross-currency rate swap agreements and interest rate cap agreements discussed in Note 20(a) and (b) equates to the amount that would be paid or received by the Company to cancel the agreements. As at December 31, 2021 and 2022, the fair value of these derivative instruments in aggregate amounted to a net liability of $10,882 and a net asset of $44,918, respectively.

The fair value of the forward currency contracts discussed in Note 20(c) and the forward freight agreements and bunker swap agreements discussed in Note 20(d) determined through Level 2 of the fair value hierarchy as at December 31, 2021 and December 31, 2022, amounted to a liability of $406 and a net asset of $2,475, respectively.

The fair value of the Bond Loan discussed in Note 11.C determined through Level 1 of the fair value hierarchy as at December 31, 2022, amounted to $102,394 ($113,260 at December 31, 2021).

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-liability position	$(406)	$-	$(406)	$-
Interest rate swaps-liability position	(4,145)	-	(4,145)	-
Interest rate swaps-asset position	3,429	-	3,429	-
Cross-currency rate swaps-liability position	(10,166)	-	(10,166)	-
Total	$(11,288)	$-	$(11,288)	$-

	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$2,379	$-	$2,379	$-
Forward Freight Agreements-asset position	108	-	108	-
Bunker swap agreements-liability position	(12)	-	(12)	-
Interest rate swaps-asset position	35,877	-	35,877	-
Interest rate caps-asset position	24,939	-	24,939	-
Cross-currency rate swaps-liability position	(15,898)	-	(15,898)	-
Total	$47,393	$-	$47,393	$-

Assets measured at fair value on a non-recurring basis:

During the year ended  December 31, 2020, five container vessels were recorded at fair value as their future undiscounted net operating cash flows were less than their carrying amount. The fair values of these five vessels amounting to $30,500 in aggregate, were determined through Level 2 inputs of the fair value hierarchy.

During the year ended  December 31, 2022, four dry bulk vessels were recorded at fair value as their future undiscounted net operating cash flows were less than their carrying amount. The fair values of these four vessels amounting to $1,691 in aggregate, were determined through Level 2 inputs of the fair value hierarchy.